6. Commitments and Contingencies (Details - Assumptions) (Stock Options [Member], USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Stock Options [Member]
Assumptions used
Expected life	8 years 10 months 24 days	5 years 10 months 21 days	5 years 10 months 21 days	5 years 10 months 21 days
Risk-free interest rate	2.32%	1.42%	1.42%	1.42%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	98.00%	86.00%	86.00%	86.00%
Fair value of options granted	$ 2.39	$ 2.10	$ 2.10	$ 2.10